Share based compensation reserve - Non-Executive Director Restricted Share Awards (Details) $ / shares in Units, € in Millions		3 Months Ended
	Jun. 14, 2019	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 EUR (€) shares	Mar. 31, 2020 EUR (€)	Jun. 17, 2020 $ / shares
Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	32,140
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares		1,861,826	1,861,826
Restricted shares | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted in share-based payment arrangement, per director | $		$ 100,000
Expense from share-based payment transactions with employees | €			€ 0.1	€ 0.1
Shares issued, price per share (in dollars per share) | $ / shares					$ 21.78